Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 396,216	$ 92,813	$ 25,438
Trade Receivable	47,682
Taxes recoverable	26
Inventories	171,726
Other current assets	47,772	3,621
Total current assets	663,422	96,434	25,438
Property and equipment, net	1,717,488	320,700	41,929
Intangible assets, net			11,499
Total assets	2,380,910	417,134	78,866
Current liabilities:
Accounts payable	346,346	59,009	20,583
Related party transactions	872,942	674,461
Other current liabilities	8,083	648
Total current liabilities	1,227,371	734,118	20,583
Non-Current liabilities:
Other non-current liabilities	33,961	4,729
Total current liabilities	33,961	4,729
Total liabilities	1,261,332	738,847	20,583
Stockholders’ equity:
Series A preferred stock, $0,001 par value, 10,000,000 shares authorized; 1 share issued and outstanding
Common stock, $0,001 par value, 190,000,000 shares authorized; 33,336,729, 9,674,497 and 8,118,737 shares issued and outstanding as of December 31, 2024, 2023 and 2022, respectively	33,337	9,674	8,118
Additional paid-in capital	10,901,133	3,935,287	3,209,505
Accumulated other comprehensive loss	(669,350)	(66,366)	(30,877)
Accumulated deficit	(9,145,542)	(4,200,308)	(3,128,463)
Total stockholders’ equity	1,119,578	(321,713)	58,283
Total liabilities and stockholders’ equity	2,380,910	417,134	78,866
Apollo Resources Corporation [Member]
Current assets:
Cash and cash equivalents		5,973	5,198
Other current assets		30,147	17,692
Total current assets		710,581	22,890
Property and equipment, net		1,059,862	1,051,746
Total assets		1,770,443	1,074,636
Current liabilities:
Accounts payable		22,601	514,834
Other current liabilities		40,951	57,549
Total current liabilities		63,552	1,453,941
Non-Current liabilities:
Other non-current liabilities		53,849	78,964
Total current liabilities		53,849	78,964
Total liabilities		117,401	1,532,905
Stockholders’ equity:
Additional paid-in capital		5,391,917	2,039,612
Accumulated other comprehensive loss		(205,470)	4,950
Accumulated deficit		(3,533,405)	(2,502,831)
Total stockholders’ equity		1,653,042	(458,269)
Total liabilities and stockholders’ equity		1,770,443	1,074,636
Related Party [Member]
Current assets:
Related party transactions
Related Party [Member] | Apollo Resources Corporation [Member]
Current assets:
Related party transactions		674,461
Current liabilities:
Other current liabilities			$ 881,558